Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables	€ 1,041,844	€ 565,183
Outside Parties [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables	889,022	553,750
Related Parties [Member]
Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables	€ 152,822	€ 11,433